Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Combined Remuneration Package, Including Employer Taxes

Their combined remuneration package, including employer taxes, amounted to the following:

Thousands of $ except personnel, warrants & share amounts For The Years ended December 31	2025	2024	2023
Number of management members and Executive Directors	5	4	4
Short-term employee benefits	2,348	2,206	1,967
Post-employment benefits	53	49	48
Other employment costs	228	224	216
Total benefits	2,629	2,479	2,231
IFRS share-based compensation expense[1]	658	339	909
Number of warrants offered	2,000,000	1,125,000	220,000
Cumulative outstanding warrants	3,724,925	2,120,287	1,007,287
Exercisable warrants	1,104,078	766,283	644,283

[1]	Represents the fair value of the shares that vested during the year. The fair value of the awards granted to the executive management team was $2,300,000 in 2025, $1,955,000 in 2024, and $304,000 in 2023.

Schedule of Warrants that were Exercised, Granted and Accepted in Aggregate by the Five Members

The following table sets forth the number of warrants that were exercised, granted and accepted in aggregate by the five members of the executive management team:

For the years ended December 31	2025	2024	2023
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	2,000,000	1,125,000	220,000
Annualized IFRS cost for existing warrants	$1,433,000	$1,029,000	$909,000